Investments (Tables)	6 Months Ended
Jun. 30, 2021
Investment [Abstract]
Investments in associates and joint ventures

22.1.	Investments in associates and joint ventures
	Balance at 12.31.2020	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results of equity-accounted investments	CTA	OCI	Dividends	Balance at 06.30.2021
Joint Ventures	813	5	(2)	-	109	20	-	(65)	880
Associates (*)	2,455	6	(2,129)	(175)	1,100	(71)	141	(153)	1,174
Other investments	5	−	-	−	−	(1)	−	−	4
Total	3,273	11	(2,131)	(175)	1,209	(52)	141	(218)	2,058
(*)	It includes Petrobras Distribuidora and Braskem.